Segment, Product and Geographic Information (Tables)	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	Year Ended December 31, 2011
		Non-driver	Consolidated
	Driver IC	products	Total
	(in thousands)

Segment revenues	$552,456	80,565	633,021
Segment operating income (loss)	$38,401	(21,793)	16,608
Non operating income, net			200
Consolidated earnings before income taxes			$16,808
Significant noncash item:
Share Based Compensation	$2,820	1,370	4,190
Depreciation and amortization	$7,849	4,946	12,795

	Year Ended December 31, 2012
		Non-driver	Consolidatd
	Driver IC	products	Total
	(in thousands)

Segment revenues	$634,111	103,144	737,255
Segment operating income (loss)	$83,883	(16,823)	67,060
Non operating loss, net			(1,174)
Consolidated earnings before income taxes			$65,886
Significant noncash item:
Share Based Compensation	$1,612	324	1,936
Depreciation and amortization	$8,881	4,418	13,299

	Year Ended December 31, 2013
		Non-driver	Consolidated
	Driver IC	products	Total

	(in thousands)

Segment revenues	$644,500	126,239	770,739
Segment operating income (loss)	$89,162	(14,819)	74,343
Non operating gain, net			1,057
Consolidated earnings before income taxes			$75,400
Significant noncash item:
Share Based Compensation	$1,359	481	1,840
Depreciation and amortization	$7,564	6,745	14,309

Schedule Of Revenues By Major Productlines By Reporting Segments [Table Text Block]
Revenues from the Company’s major product lines are summarized as follow:

	Year Ended December 31,
	2011	2012	2013
	(in thousands)

Display drivers for large-size applications	$270,372	305,247	228,927
Display drivers for mobile handsets applications	169,248	177,175	232,019
Display drivers for consumer electronics applications	112,836	151,689	183,554
Others	80,565	103,144	126,239
	$633,021	737,255	770,739

Schedule of Revenue by Major Customers by Reporting Segments [Table Text Block]
The following tables summarize information pertaining to the Company’s revenues from customers in different geographic region (based on customer’s headquarter location):

	Year Ended December 31,
	2011	2012	2013
	(in thousands)

Taiwan	$395,228	356,793	283,989
China	209,216	334,433	400,501
Other Asia Pacific (Korea and Japan)	27,738	43,245	84,695
Europe and America	839	2,784	1,554
	$633,021	737,255	770,739

Schedule of Disclosure on Geographic Areas, Long-Lived Assets in Individual Foreign Countries by Country [Table Text Block]
The carrying values of the Company’s tangible long-lived assets are located in the following countries:
	December 31,
	2012	2013
	(in thousands)

Taiwan	$51,519	59,562
China	744	785
U.S.	330	199
Korea	16	42
	$52,609	60,588

Schedule Of Revenue From Major Customers [Table Text Block]
Revenues from significant customers, those representing 10% or more of total revenue for the respective periods, are summarized as follows:

	Year Ended December 31,
	2011	2012	2013
	(in thousands)

INX and its affiliates, not a related party since June 19, 2013	$258,156	251,974	173,976
Customer A and its affiliates	35,908	86,069	130,259
	$294,064	338,043	304,235

Schedule Of Accounts Receivable From Major Customers [Table Text Block]
Accounts receivable from significant customers, those representing 10% or more of total accounts receivable for the respective periods, is summarized as follows:

	December 31,
	2012	2013
	(in thousands)

INX and its affiliates, not a related party since June 19, 2013	$73,432	48,443
Customer A and its affiliates	29,198	43,245
	$102,630	91,688